Cover	12 Months Ended
Apr. 30, 2025
Document Information [Line Items]
Document Type	11-K/A
Entity Registrant Name	Medtronic plc
Amendment Flag	true
Entity Central Index Key	0001613103
Amendment Description	This Amendment No. 1 (this "Amendment") on Form 11-K/A amends our annual report on From 11-K for the fiscal year ended April 30, 2025, originally filed with the Securities and Exchange Commission (“SEC”) on October 20, 2025 (the “Form 11-K”). This Amendment is being filed solely to add Inline eXtensible Business Reporting Language (“iXBRL”) data tagging that was inadvertently omitted from the original Form 11-K filing. Except for the iXBRL specifically noted above, no other changes have been made to the Form 11-K as originally filed. Accordingly, this Amendment does not modify or update, in any way, disclosures made in the Form 11-K as originally filed.
EBP 001
Document Information [Line Items]
Document Type	11-K/A
Entity Registrant Name	Medtronic plc
Amendment Flag	true
Entity Central Index Key	0001613103
Amendment Description	This Amendment No. 1 (this "Amendment") on Form 11-K/A amends our annual report on From 11-K for the fiscal year ended April 30, 2025, originally filed with the Securities and Exchange Commission (“SEC”) on October 20, 2025 (the “Form 11-K”). This Amendment is being filed solely to add Inline eXtensible Business Reporting Language (“iXBRL”) data tagging that was inadvertently omitted from the original Form 11-K filing. Except for the iXBRL specifically noted above, no other changes have been made to the Form 11-K as originally filed. Accordingly, this Amendment does not modify or update, in any way, disclosures made in the Form 11-K as originally filed.